Performance Trust Municipal Bond Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

MUNICIPAL BONDS - 89.9%	Par	Value
Alabama - 3.1%
Black Belt Energy Gas District
5.50%, 06/01/2049(a)	$3,040,000	$3,209,417
5.50%, 11/01/2053(a)	2,815,000	2,964,074
5.50%, 10/01/2054(a)	3,000,000	3,247,519
County of Jefferson, AL Sewer Revenue, 5.25%, 10/01/2040	1,000,000	1,100,143
Energy Southeast A Cooperative District
5.50%, 11/01/2053(a)	4,000,000	4,285,348
5.75%, 04/01/2054(a)	1,000,000	1,093,532
Southeast Energy Authority A Cooperative District, 5.50%, 01/01/2053 (a)	5,660,000	6,000,739
		21,900,772

Alaska - 0.6%
Alaska Industrial Development & Export Authority, 5.25%, 06/01/2045	2,735,000	2,623,925
CIVIC Ventures, 5.00%, 09/01/2033	1,750,000	1,723,864
		4,347,789

Arizona - 1.6%
Arizona Department of Transportation State Highway Fund Revenue, 5.00%, 07/01/2027	2,000,000	2,001,293
Arizona Industrial Development Authority, 1.80%, 07/01/2024	175,000	174,338
City of Glendale, AZ, 5.00%, 07/01/2024	750,000	750,634
City of Phoenix, AZ, 4.00%, 07/01/2024	1,615,000	1,614,910
City of Phoenix, AZ Park Central Community Facilities District, 4.38%, 07/01/2024	415,000	414,407
Industrial Development Authority of the City of Phoenix Arizona, 4.00%, 07/01/2026 (b)	1,900,000	1,881,670
State of Arizona Distribution Revenue
5.50%, 07/01/2038	2,060,000	2,485,896
5.50%, 07/01/2042	1,545,000	1,857,682
		11,180,830

Arkansas - 0.2%
County of Pulaski, AR, 5.00%, 03/01/2039	1,025,000	1,100,917

California - 18.1%
Acton-Agua Dulce Unified School District, 0.00%, 05/01/2039 (c)	2,000,000	1,029,796
Alhambra Unified School District, 0.00%, 08/01/2037 (c)	11,000,000	6,606,502
Baldwin Park Unified School District, 0.00%, 08/01/2037 (c)	1,000,000	585,291
Belmont-Redwood Shores School District, 0.00%, 08/01/2039 (c)	4,000,000	2,120,753
California Educational Facilities Authority
5.00%, 03/15/2039	1,015,000	1,196,730
5.00%, 05/01/2049	5,000,000	5,787,545
California Health Facilities Financing Authority, 5.00%, 11/01/2047	4,250,000	4,797,704
California Infrastructure & Economic Development Bank, 3.95%, 01/01/2050 (a)(b)(d)	2,000,000	2,000,009
California Municipal Finance Authority, 4.00%, 12/01/2026 (b)	1,235,000	1,183,480
California Pollution Control Financing Authority
5.00%, 07/01/2037(b)(d)	1,750,000	1,886,211
5.00%, 07/01/2038(b)(d)	2,000,000	2,143,064
Campbell Union School District
0.00%, 08/01/2038(c)	4,700,000	2,714,298
0.00%, 08/01/2039(c)	4,700,000	2,575,354
City of San Diego, CA Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	950,000	942,300
Coachella Valley Unified School District
0.00%, 08/01/2035(c)	795,000	519,859
0.00%, 08/01/2043(c)	1,015,000	424,364
Dry Creek Joint Elementary School District, 0.00%, 08/01/2036 (c)	3,375,000	2,109,698
El Rancho Unified School District, 0.00%, 08/01/2035 (c)	350,000	228,368
Fowler Unified School District, 5.50%, 08/01/2053	4,945,000	5,447,536
Gateway Unified School District, 0.00%, 08/01/2037 (c)	1,745,000	1,038,606
Hope Elementary School District
0.00%, 08/01/2036(c)	500,000	314,418
0.00%, 08/01/2037(c)	540,000	323,483
0.00%, 08/01/2038(c)	500,000	283,984
0.00%, 08/01/2040(c)	1,085,000	551,512
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	3,070,000	2,903,096
Lakeside Union School District
0.00%, 08/01/2037(c)	4,000,000	2,353,274
0.00%, 08/01/2038(c)	4,035,000	2,253,902
0.00%, 08/01/2039(c)	4,375,000	2,337,481
Lemon Grove School District, 0.00%, 08/01/2039 (c)	910,000	485,475
Los Angeles Department of Water & Power, 5.00%, 07/01/2024	2,000,000	2,001,928
Manhattan Beach Unified School District
0.00%, 09/01/2038(c)	2,700,000	1,537,517
0.00%, 09/01/2040(c)	2,085,000	1,063,313
0.00%, 09/01/2041(c)	1,295,000	624,095
Millbrae School District, 0.00%, 07/01/2039 (c)	1,735,000	957,921
Mount San Antonio Community College District, 0.00%, 08/01/2043	1,395,000	1,334,841
M-S-R Energy Authority
6.50%, 11/01/2039	3,830,000	4,740,710
6.50%, 11/01/2039	2,695,000	3,335,826
Newport Mesa Unified School District
0.00%, 08/01/2037(c)	100,000	61,234
0.00%, 08/01/2038(c)	1,000,000	581,535
Norwalk-La Mirada Unified School District, 0.00%, 08/01/2038 (c)	680,000	387,567
Oceanside Unified School District
0.00%, 08/01/2035(c)	135,000	87,317
0.00%, 08/01/2036(c)	370,000	228,271
0.00%, 08/01/2037(c)	810,000	475,310
0.00%, 08/01/2039(c)	435,000	228,648
Paramount Unified School District, 0.00%, 08/01/2037 (c)	630,000	374,969
Placentia-Yorba Linda Unified School District, 0.00%, 08/01/2041 (c)	5,325,000	2,590,279
Poway Unified School District
0.00%, 08/01/2037(c)	6,320,000	3,788,438
0.00%, 08/01/2038(c)	6,445,000	3,658,602
0.00%, 08/01/2040(c)	4,905,000	2,491,727
0.00%, 08/01/2046(c)	12,165,000	4,263,454
Rowland Unified School District, 0.00%, 08/01/2041 (c)	5,145,000	2,506,930
San Bernardino City Unified School District, 0.00%, 08/01/2035 (c)	250,000	164,195
San Bernardino Community College District
0.00%, 08/01/2038(c)	210,000	115,884
0.00%, 08/01/2044(c)	12,485,000	5,023,328
San Diego Community College District
0.00%, 08/01/2039(c)	8,525,000	4,636,671
0.00%, 08/01/2041(c)	1,860,000	904,774
San Diego Unified School District
0.00%, 07/01/2037(c)	595,000	362,616
0.00%, 07/01/2038(c)	1,655,000	957,217
0.00%, 07/01/2040(c)	7,760,000	4,025,742
0.00%, 07/01/2041(c)	7,870,000	3,863,883
0.00%, 07/01/2041	3,045,000	2,872,499
Santa Barbara Secondary High School District, 0.00%, 08/01/2040 (c)	6,365,000	3,221,922
St Helena Unified School District, 0.00%, 06/01/2036	2,805,000	3,398,117
West Contra Costa Unified School District, 0.00%, 08/01/2036 (c)	5,995,000	3,694,204
		127,705,577

Colorado - 2.2%
City & County of Denver, CO Airport System Revenue
5.75%, 11/15/2036(d)	6,325,000	7,530,737
5.75%, 11/15/2041(d)	5,790,000	6,506,401
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	575,000	554,820
Colorado Bridge & Tunnel Enterprise, 5.00%, 12/01/2042	1,000,000	1,084,495
		15,676,453

Connecticut - 0.4%
State of Connecticut Special Tax Revenue, 5.25%, 07/01/2040	2,500,000	2,799,086

Delaware - 0.1%
Delaware Transportation Authority, 5.00%, 07/01/2024	950,000	950,727

District of Columbia - 1.2%
District of Columbia
5.00%, 06/01/2024	1,915,000	1,915,000
5.50%, 07/01/2047	6,045,000	6,705,932
		8,620,932

Florida - 5.0%
Bay County School Board
5.50%, 07/01/2041	1,315,000	1,445,792
5.50%, 07/01/2042	1,300,000	1,424,672
City of Fort Lauderdale, FL Water & Sewer Revenue, 5.50%, 09/01/2048	1,500,000	1,666,386
City of Fort Myers, FL Utility System Revenue, 5.50%, 10/01/2049	5,000,000	5,543,637
City of Lakeland, FL Department of Electric Utilities
5.00%, 10/01/2037	1,925,000	2,214,666
5.00%, 10/01/2038	1,565,000	1,778,420
County of Miami-Dade, FL
0.00%, 10/01/2040(c)	5,000,000	2,400,424
0.00%, 10/01/2041(c)	1,795,000	812,257
0.00%, 10/01/2042(c)	1,505,000	641,662
0.00%, 10/01/2045(c)	4,500,000	1,646,288
County of Miami-Dade, FL Seaport Department
5.00%, 10/01/2036(d)	1,715,000	1,818,334
5.00%, 10/01/2038(d)	5,370,000	5,679,303
County of Sarasota, FL Utility System Revenue, 5.25%, 10/01/2047	2,500,000	2,710,796
Florida Development Finance Corp.
5.50%, 09/15/2025(b)	570,000	560,962
5.00%, 09/15/2040(b)	2,050,000	1,917,443
JEA Water & Sewer System Revenue, 5.00%, 10/01/2024	3,085,000	3,097,848
		35,358,890

Georgia - 2.8%
City of Conyers, GA, 4.30%, 03/01/2031	1,185,000	1,073,776
Georgia Ports Authority, 5.00%, 07/01/2041	4,145,000	4,512,465
Main Street Natural Gas, Inc., 5.00%, 05/01/2054 (a)	5,040,000	5,331,012
State of Georgia
5.00%, 07/01/2024	8,110,000	8,117,173
5.00%, 07/01/2024	1,025,000	1,025,906
		20,060,332

Hawaii - 0.6%
Honolulu City & County Board of Water Supply, 4.00%, 07/01/2032	4,035,000	4,035,172

Illinois - 1.7%
Chicago O'Hare International Airport, 5.25%, 01/01/2039	1,190,000	1,303,959
City of Joliet, IL, 5.50%, 12/15/2042	2,270,000	2,487,947
Metropolitan Pier & Exposition Authority, 0.00%, 12/15/2036 (c)	6,500,000	3,791,075
Will County School District No. 114 Manhattan, 5.50%, 01/01/2045	3,765,000	4,097,251
		11,680,232

Indiana - 7.7%
Avon Community School Building Corp.
5.50%, 07/15/2040	1,115,000	1,263,064
5.50%, 07/15/2041	1,370,000	1,543,602
5.50%, 01/15/2043	2,750,000	3,064,430
Clark-Pleasant Community School Building Corp., 5.25%, 01/15/2042	2,500,000	2,737,404
Fishers Town Hall Building Corp.
5.50%, 07/15/2038	1,030,000	1,161,424
5.50%, 07/15/2039	700,000	787,638
5.50%, 07/15/2040	1,500,000	1,677,453
5.50%, 07/15/2043	2,000,000	2,217,079
Fort Wayne Redevelopment Authority, 5.00%, 12/15/2041	2,040,000	2,189,300
Greater Clark Building Corp.
6.00%, 07/15/2038	6,050,000	7,079,713
6.00%, 01/15/2042	5,655,000	6,475,930
6.00%, 01/15/2043	1,135,000	1,313,423
Greater Clark County School Building Corp., 5.00%, 07/15/2041	1,250,000	1,357,359
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048	8,750,000	10,006,957
IPS Multi-School Building Corp., 5.50%, 07/15/2042	1,250,000	1,392,863
Lake Ridge Multi-School Building Corp., 5.50%, 07/15/2040	1,805,000	1,998,821
Noblesville High School Building Corp.
6.00%, 07/15/2038	360,000	426,446
6.00%, 07/15/2040	500,000	587,646
6.00%, 01/15/2043	1,015,000	1,177,935
Tippecanoe County School Building Corp., 6.00%, 01/15/2042	950,000	1,089,334
Tri-Creek High School Building Corp., 5.50%, 07/15/2040	4,260,000	4,759,466
		54,307,287

Iowa - 0.7%
Iowa Tobacco Settlement Authority, 4.00%, 06/01/2049	4,680,000	4,554,979

Kentucky - 1.2%
County of Trimble, KY, 1.30%, 09/01/2044 (a)(d)	3,500,000	3,169,207
Kentucky Economic Development Finance Authority, 5.00%, 05/15/2026	425,000	416,588
Kentucky Public Energy Authority, 5.00%, 05/01/2055 (a)	1,050,000	1,097,678
Kentucky State Property & Building Commission
5.50%, 11/01/2041	1,215,000	1,356,435
5.50%, 11/01/2042	2,050,000	2,290,286
		8,330,194

Louisiana - 0.6%
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2039	2,210,000	2,415,509
Louisiana Stadium & Exposition District, 5.00%, 07/01/2039	1,675,000	1,826,460
		4,241,969

Maryland - 2.0%
County of Anne Arundel MD, 5.00%, 10/01/2024	825,000	829,059
Maryland Stadium Authority, 5.00%, 05/01/2050	5,775,000	6,241,682
State of Maryland
5.00%, 08/01/2024	4,120,000	4,128,069
5.00%, 08/01/2024	2,645,000	2,650,180
		13,848,990

Massachusetts - 0.9%
Massachusetts Clean Water Trust, 5.00%, 08/01/2024	2,255,000	2,259,453
Massachusetts Development Finance Agency, 5.00%, 07/15/2040	3,750,000	4,395,150
		6,654,603

Michigan - 1.1%
Lansing Board of Water & Light, 5.00%, 07/01/2043	1,795,000	1,962,744
Michigan Finance Authority, 3.27%, 06/01/2039	6,100,000	5,608,954
		7,571,698

Minnesota - 0.1%
City of Minneapolis, MN, 5.75%, 07/01/2055	1,000,000	850,157

Missouri - 0.4%
Jackson County School District No. R-IV Blue Springs, 5.50%, 03/01/2044	2,280,000	2,586,726

Nevada - 0.7%
Las Vegas Convention & Visitors Authority, 5.00%, 07/01/2038	3,000,000	3,262,814
State of Nevada Department of Business & Industry, 8.13%, 01/01/2050 (a)(b)(d)	1,500,000	1,549,835
		4,812,649

New Jersey - 1.0%
New Jersey Economic Development Authority, 5.50%, 01/01/2027 (d)	300,000	300,292
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2037(c)	3,395,000	1,934,793
0.00%, 12/15/2038(c)	1,125,000	608,499
0.00%, 12/15/2038(c)	1,050,000	559,911
0.00%, 12/15/2039(c)	7,635,000	3,851,627
		7,255,122

New Mexico - 0.3%
City of Albuquerque, NM
5.00%, 07/01/2024	1,335,000	1,336,075
5.00%, 07/01/2024	1,000,000	1,000,805
		2,336,880

New York - 5.0%
Build NYC Resource Corp.
4.00%, 06/15/2031(b)	600,000	570,248
4.00%, 06/15/2041(b)	1,350,000	1,149,269
City of New York, NY, 5.00%, 08/01/2024	2,550,000	2,555,119
New York City Transitional Finance Authority, 5.50%, 05/01/2044	3,575,000	4,033,309
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.50%, 11/01/2045	8,825,000	9,815,030
New York State Dormitory Authority
5.00%, 10/01/2047	4,235,000	4,848,575
5.00%, 10/01/2048	4,000,000	4,571,678
Port Authority of New York & New Jersey, 5.00%, 07/15/2037 (d)	3,000,000	3,219,382
Triborough Bridge & Tunnel Authority, 5.00%, 05/15/2052	4,065,000	4,688,155
		35,450,765

North Carolina - 2.4%
City of Winston-Salem, NC Water & Sewer System Revenue, 5.00%, 06/01/2030	1,000,000	1,000,000
North Carolina Medical Care Commission
3.75%, 10/01/2028	550,000	545,641
4.25%, 10/01/2028	250,000	250,789
University of North Carolina at Chapel Hill
5.00%, 02/01/2045	5,785,000	6,436,102
5.00%, 02/01/2049	6,325,000	6,998,139
Watauga Public Facilities Corp., 5.25%, 06/01/2042	1,250,000	1,368,913
		16,599,584

North Dakota - 0.4%
Cass County Joint Water Resource District, 3.45%, 04/01/2027	3,000,000	2,965,635

Ohio - 1.9%
City of Columbus, OH, 5.00%, 08/15/2024	6,930,000	6,946,085
County of Hamilton, OH, 5.00%, 11/15/2049	6,095,000	6,755,424
		13,701,509

Oregon - 0.4%
Port of Portland, OR Airport Revenue, 5.00%, 07/01/2037 (d)	2,000,000	2,162,100
State of Oregon, 5.00%, 08/01/2024	770,000	771,446
		2,933,546

Pennsylvania - 4.2%
Allegheny County Sanitary Authority, 5.75%, 06/01/2047	6,835,000	7,653,858
City of Philadelphia, PA Water & Wastewater Revenue, 5.50%, 06/01/2047	2,365,000	2,596,317
Commonwealth of Pennsylvania, 5.00%, 07/15/2024	8,185,000	8,196,127
Delaware Valley Regional Finance Authority, 4.53% (1 mo. Term SOFR + 0.88%), 09/01/2048	1,000,000	1,000,000
Pennsylvania Turnpike Commission
5.00%, 12/01/2041	3,000,000	3,305,073
5.25%, 12/01/2041	1,000,000	1,124,696
5.25%, 12/01/2042	1,000,000	1,110,667
Southeastern Pennsylvania Transportation Authority
5.00%, 06/01/2024	1,665,000	1,665,000
5.25%, 06/01/2041	2,585,000	2,856,506
		29,508,244

Puerto Rico - 1.0%
Commonwealth of Puerto Rico
0.00%, 07/01/2024(c)	99,093	98,744
0.00%, 07/01/2033(c)	189,697	125,983
4.00%, 07/01/2037	113,718	110,329
4.00%, 07/01/2041	154,613	143,717
0.00%, 11/01/2043(a)	651,922	405,006
4.00%, 07/01/2046	160,797	145,431
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	2,354,799	2,292,986
Puerto Rico Highway & Transportation Authority, 5.85%, 03/01/2027	1,395,000	1,388,025
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024(c)	872,000	869,410
0.00%, 07/01/2029(c)	1,589,000	1,313,843
		6,893,474

Rhode Island - 1.1%
Rhode Island Health and Educational Building Corp.
5.50%, 05/15/2042	3,335,000	3,683,813
5.50%, 05/15/2047	4,000,000	4,381,251
		8,065,064

South Carolina - 2.0%
County of Horry, SC, 5.25%, 09/01/2047	4,000,000	4,328,905
Patriots Energy Group Financing Agency, 5.25%, 02/01/2054 (a)	6,000,000	6,421,628
South Island Public Service District, 5.25%, 04/01/2042	3,325,000	3,621,408
		14,371,941

Tennessee - 1.2%
Metropolitan Government of Nashville & Davidson County
5.00%, 07/01/2024	1,930,000	1,931,692
5.00%, 07/01/2024	1,110,000	1,110,850
5.00%, 05/15/2042	1,500,000	1,660,288
Metropolitan Nashville Airport Authority
5.25%, 07/01/2035(d)	1,500,000	1,653,937
5.50%, 07/01/2037(d)	1,650,000	1,837,489
		8,194,256

Texas - 7.3%
Board of Regents of the University of Texas System, 5.00%, 08/15/2049	690,000	774,624
City of Austin, TX Water & Wastewater System Revenue
5.00%, 11/15/2040	1,225,000	1,345,859
5.00%, 11/15/2041	1,700,000	1,856,361
City of Houston, TX Airport System Revenue, 5.25%, 07/01/2039 (d)	2,745,000	2,998,739
City of San Antonio, TX Electric & Gas Systems Revenue
5.00%, 02/01/2039	3,265,000	3,591,061
5.25%, 02/01/2040	6,000,000	6,665,007
Colony Economic Development Corp., 7.25%, 10/01/2042	1,500,000	1,436,082
Colony Local Development Corp., 7.25%, 10/01/2033	700,000	694,228
Denton Independent School District
5.00%, 08/15/2024	1,690,000	1,693,786
4.00%, 08/15/2032	3,035,000	3,041,690
Leander Independent School District, 0.00%, 08/15/2049 (c)	6,000,000	1,503,401
Lower Colorado River Authority
5.50%, 05/15/2047	5,000,000	5,430,459
5.50%, 05/15/2048	3,000,000	3,276,633
North Texas Tollway Authority
0.00%, 01/01/2036(c)	1,300,000	833,814
0.00%, 01/01/2038(c)	1,055,000	615,193
Permanent University Fund - University of Texas System, 5.00%, 07/01/2024	890,000	890,787
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028 (b)	3,000,000	2,578,668
Port of Beaumont Navigation District, 10.00%, 07/01/2026 (b)	1,500,000	1,500,000
Pottsboro Higher Education Finance Corp., 2.00%, 08/15/2040	775,000	526,982
Prosper Independent School District, 5.00%, 02/15/2042	5,000,000	5,463,263
West Harris County Regional Water Authority, 5.50%, 12/15/2042	4,500,000	4,993,469
		51,710,106

Utah - 1.9%
City of Salt Lake City, UT Airport Revenue
5.25%, 07/01/2037(d)	500,000	552,000
5.25%, 07/01/2038(d)	1,255,000	1,377,088
5.25%, 07/01/2039(d)	1,060,000	1,157,983
5.25%, 07/01/2041(d)	600,000	649,059
Wasatch County School District Local Building Authority, 5.50%, 06/01/2047	7,570,000	8,202,893
Wildflower Improvement Association, 6.63%, 03/01/2031 (b)	1,248,857	1,194,433
		13,133,456

Virginia - 0.8%
City of Alexandria, VA, 5.00%, 07/01/2024	2,010,000	2,011,778
Virginia Beach Development Authority, 5.38%, 09/01/2029	2,000,000	2,073,581
Virginia Public Building Authority, 5.00%, 08/01/2024	1,175,000	1,177,263
		5,262,622

Washington - 5.4%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2046	10,000,000	11,271,077
County of King WA, Sewer Revenue, 5.00%, 01/01/2047	6,440,000	6,444,420
King & Snohomish Counties School District No. 417 Northshore, 5.00%, 12/01/2042	5,000,000	5,536,360
State of Washington
5.00%, 06/01/2024	2,865,000	2,865,000
5.00%, 07/01/2024	1,905,000	1,906,519
5.00%, 07/01/2024	1,705,000	1,706,360
5.00%, 08/01/2024	2,160,000	2,163,772
5.00%, 08/01/2024	1,410,000	1,412,463
5.00%, 06/01/2045	4,000,000	4,364,490
Washington State Housing Finance Commission, 5.00%, 01/01/2055 (b)	500,000	380,613
		38,051,074

Wisconsin - 0.6%
Public Finance Authority
5.50%, 12/15/2028(b)	2,000,000	2,000,715
7.50%, 06/01/2029(b)	2,000,000	1,947,654
		3,948,369
TOTAL MUNICIPAL BONDS (Cost $629,195,667)		633,558,608

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.4%	Par	Value
California Housing Finance Agency, Series 2021-2, Class X, 0.82%, 03/25/2035 (e)	41,023,137	1,877,219
Freddie Mac Multifamily ML Certificates
Series 2019-ML05, Class XCA, 0.25%, 11/25/2033(a)(e)	45,341,195	766,266
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037(a)(b)(e)	10,515,766	815,708
Series 2020-ML07, Class XUS, 2.00%, 10/25/2036(a)(b)(e)	15,016,262	2,104,079
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037(e)	34,479,359	4,477,835
Series 2021-ML09, Class XUS, 1.49%, 02/25/2040(a)(b)(e)	38,462,185	4,454,690
Series 2021-ML10, Class XUS, 2.06%, 01/25/2038(a)(b)(e)	18,507,867	2,644,774
Series 2021-ML10, Class XUS, 1.52%, 06/25/2038(a)(b)(e)	50,116,603	5,648,642
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038(b)(e)	90,910,401	4,669,158
Series 2021-ML12, Class XUS, 1.30%, 07/25/2041(a)(b)(e)	24,725,280	2,348,654
Series 2022-ML13, Class XUS, 0.95%, 07/25/2036(a)(e)	82,982,401	4,388,939
Series 2022-ML13, Class XUS, 0.98%, 09/25/2036(e)	53,100,377	3,484,978
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $41,806,479)		37,680,942

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 1.8%	Par	Value
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035(e)	48,421,971	2,312,149
Series 2021-3, Class X, 0.79%, 08/20/2036(e)	25,278,742	1,267,729
New Hampshire Business Finance Authority
Series 2022-2, Class X, 0.65%, 10/20/2036(e)	67,278,478	3,139,887
Series 2023-2, Class X, 0.75%, 01/20/2038(a)(e)	60,000,000	3,339,600
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035 (a)(e)	65,356,790	2,844,327
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $13,738,625)		12,903,692

CORPORATE BONDS - 0.4%	Par	Value
Real Estate Management & Development - 0.4%
MMH Master LLC, 6.38%, 02/01/2034 (b)	3,000,000	3,027,819
TOTAL CORPORATE BONDS (Cost $3,007,326)		3,027,819

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares
First American Government Obligations Fund - Class X, 5.23%(f)	10,806,193	10,806,193
TOTAL SHORT-TERM INVESTMENTS (Cost $10,806,193)		10,806,193

TOTAL INVESTMENTS - 99.0% (Cost $698,554,290)		$697,977,254
Other Assets in Excess of Liabilities - 1.0%		7,023,349
TOTAL NET ASSETS - 100.0%		$705,000,603

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $50,157,798 or 7.1% of the Fund’s net assets.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2024, the total value of securities subject to the AMT was $48,191,170 or 6.8% of net assets.
(e)	Interest only security.
(f)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Performance Trust Municipal Bond Fund
Notes to Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2024:

Performance Trust Municipal Bond Fund
Notes to Schedule of Investments (Continued)
May 31, 2024 (Unaudited)
	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$633,558,608	$–	$633,558,608
Agency Commercial Mortgage Backed Securities	–	37,680,942	–	37,680,942
Non-Agency Commercial Mortgage Backed Securities	–	12,903,692	–	12,903,692
Corporate Bonds	–	3,027,819	–	3,027,819
Money Market Funds	10,806,193	–	–	10,806,193
Total Investments	$10,806,193	$687,171,061	$–	$697,977,254

Refer to the Schedule of Investments for additional information.